RELATED PARTY TRANSACTIONS AND BALANCES - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Total salaries and benefits	$ 2,499	$ 2,558
Total performance fee expense	24,374	26,487
Total key management compensation	48,268	46,872
AIP
Disclosure of transactions between related parties [line items]
Total share-based payment	12,996	13,945
LTIP
Disclosure of transactions between related parties [line items]
Total share-based payment	$ 8,399	$ 3,882